Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated other comprehensive loss [Abstract]
Schedule of Accumulated Other Comprehensive Income
	Year ended December 31,
	2015			2016
	Attributable to Dryships	Attributable to non controlling interest	Total	Attributable to Dryships	Attributable to non controlling interest	Total
Cash flows hedges realized gain	$225	$-	$225	$-	$-	$-
Actuarial pension gain	8	-	8	-	-	-
Total	$233	$-	$233	$-	$-	$-